CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Software licenses	$ 21,623	$ 13,164
Maintenance and services	16,424	14,180
Total revenues	38,047	27,344
Operating expenses:
Cost of software license	445	613
Cost of maintenance and services	4,961	3,912
Research and development	7,931	6,799
Selling and marketing	20,075	16,655
General and administrative	2,964	2,501
Total operating expenses	36,376	30,480
Operating income (loss)	1,671	(3,136)
Financial income (expenses), net	88	(58)
Income (loss) before income taxes	1,759	(3,194)
Taxes on income	(1,298)	(1,472)
Net Income (loss)	$ 461	$ (4,666)
Basic and diluted net income (loss) per share	$ 0.02	$ (0.28)
Weighted average number of shares used in computing basic net income (loss) per share	20,859	16,951
Weighted average number of shares used in computing diluted net income (loss) per share	21,104	16,951